Note 3 - Investment Securities (Details) - Contractual Maturity of Available-for-Sale Securities [Member] (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investment Securities (Details) - Contractual Maturity of Available-for-Sale Securities [Member] [Line Items]
Due after five but within ten years	$ 2,328,000
Due after five but within ten years	2,460,000
Due after ten years	5,654,000
Due after ten years	3,732,000
Total investment securities available-for-sale	37,047,000	43,006,000
Total investment securities available-for-sale	35,269,000	39,822,000
Collateralized Mortgage Backed Securities [Member]
Note 3 - Investment Securities (Details) - Contractual Maturity of Available-for-Sale Securities [Member] [Line Items]
Equity securities with no maturity amortized cost	24,915,000
Equity securities with no maturity fair value	24,938,000
Equity Securities with No Maturity [Member]
Note 3 - Investment Securities (Details) - Contractual Maturity of Available-for-Sale Securities [Member] [Line Items]
Equity securities with no maturity amortized cost	4,150,000
Equity securities with no maturity fair value	$ 4,139,000